ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Components of accounts receivable, net are as follows:

	December 31,
	2014	2013
Casino	$414,515	$423,963
Hotel	1,728	1,353
Other	6,208	5,898

Sub-total	422,451	431,214
Less: allowance for doubtful debts	(168,786)	(143,334)

	$253,665	$287,880

During the years ended December 31, 2014, 2013 and 2012, the Group has provided allowance for doubtful debts, net of recoveries of $29,979, $43,750 and $26,566 and has directly written off accounts receivable of $7,690, $549 and $1,850, respectively.

Movement of allowance for doubtful debts are as follows:

	Year Ended December 31,
	2014	2013	2012
At beginning of year	$143,334	$113,264	$86,775
Additional allowance, net of recoveries	29,979	43,750	26,566
Reclassified to long-term receivables, net	(4,527)	(13,680)	(77)

At end of year	$168,786	$143,334	$113,264

The Group grants unsecured credit lines to gaming promoters based on pre-approved credit limits. The Group typically issues markers to gaming promoters with a credit period of 30 days. There are some gaming promoters for whom credit is granted on a revolving basis based on the Group’s monthly credit risk assessment of such gaming promoters. Credit lines granted to all gaming promoters are subject to monthly review and various settlement procedures. For other approved casino customers, the Group typically allows a credit period of 14 days to 28 days on issuance of markers following investigations of creditworthiness. An extended repayment term of typically 90 days may be offered to casino customers with large gaming losses and established credit history.

The following is an analysis of accounts receivable by age presented based on payment due date, net of allowance:

	December 31,
	2014	2013
Current	$155,172	$187,377
1-30 days	52,574	57,727
31-60 days	18,719	11,607
61-90 days	3,937	11,878
Over 90 days	23,263	19,291

	$253,665	$287,880